PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.9%
Municipal Bonds
Alabama 0.1%
Selma Industrial Development Board, Revenue, International Paper Co., Series A, Rfdg, (Mandatory Put Date 10/01/24)	2.000%	11/01/33	250	$ 251,013
Alaska 0.7%
Alaska Industrial Development & Export Authority, Revenue, Tanana Chiefs Conference Project, Series A	5.000	10/01/29	1,000	1,237,270
Arizona 4.4%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B, 3 Month LIBOR + 0.810%	2.216(c)	01/01/37	2,005	1,989,016
Arizona Industrial Development Authority, Revenue, Pinecrest Academy Horizon, Series A, 144A	5.000	07/15/28	500	561,195
Chandler Industrial Development Authority, Revenue, Intel Corp., AMT, (Mandatory Put Date 06/03/24)	5.000	06/01/49	1,305	1,494,277
City of Phoenix Civic Improvement Corp., Revenue, Junior Lien, Series B, AMT	5.000	07/01/29	1,000	1,268,980
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750	07/01/24	475	495,720
Maricopa County Industrial Development Authority, Revenue, Reid Traditional Schools Project	4.000	07/01/26	500	539,780
Salt Verde Finance Corp., National Gas Utility,
Revenue	5.250	12/01/21	555	594,116
Revenue	5.250	12/01/26	1,025	1,245,355
				8,188,439
California 3.6%
California Municipal Finance Authority,
Revenue, American Heritage Foundation, Series A, Rfdg	4.000	06/01/26	430	459,210
Revenue, United Airlines Inc., Project, AMT	4.000	07/15/29	250	284,158

California Pollution Control Financing Authority, Revenue, Green Bond Project, AMT, 144A	7.000	07/01/22	250	250,505
California School Finance Authority,
Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000	07/01/21	400	412,440

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
California School Finance Authority, (cont’d.)
Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000%	07/01/24	270	$ 293,298
Revenue, Green Dot Public School Project, Series A, 144A	4.000	08/01/25	330	361,304
Revenue, KIPP Project, Series A, 144A	3.625	07/01/25	475	498,655

Chula Vista Municipal Financing Authority, Special Tax, Rfdg	5.000	09/01/21	755	802,776
City of Roseville, Westpark Community Facility District No.1, Special Tax, Rfdg	5.000	09/01/22	225	244,958
Golden State Tobacco Securitization Corp.,
Revenue, Series A-1, Rfdg	5.000	06/01/26	985	1,170,810
Revenue, Series A-1, Rfdg	5.000	06/01/27	1,000	1,208,070

Long Beach Bond Finance Authority, Natural Gas, Revenue, Series B, 3 Month LIBOR + 1.450%	2.730(c)	11/15/27	700	733,610
				6,719,794
Colorado 3.9%
City & County of Denver, Revenue, United Airlines, Inc., AMT, Rfdg	5.000	10/01/32	500	545,600
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Building Corp. Stem Project, Rfdg	4.000	11/01/24	500	528,540
Colorado Health Facilities Authority,
Revenue, Christian Living Neighborhood, Rfdg	4.000	01/01/22	300	312,390
Revenue, Commonspirit Health, Series A, Rfdg	5.000	08/01/28	200	246,550
Revenue, Commonspirit Health, Series B-2, (Mandatory Put Date 02/01/26)	5.000	08/01/49	1,330	1,573,031
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/20	695	695,000
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/22	125	131,486
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/24	315	330,312
Revenue, Valley View Hospital Association Project, Rfdg, (Mandatory Put Date 05/15/23)	2.800	05/15/42	975	1,005,966

E-470 Public Highway Authority, Revenue, Series A, Rfdg	5.000	09/01/20	650	666,731
Park Creek Metropolitan District, Revenue, Series A, Rfdg	5.000	12/01/23	1,100	1,244,122
				7,279,728

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Connecticut 1.7%
Harbor Point Infrastructure Improvement District, Special Assessment, Rfdg, 144A	5.000%	04/01/22	900	$ 938,241
State of Connecticut, Series C, GO	5.000	06/15/26	1,000	1,210,380
State of Connecticut, Special Tax,
Revenue, Series A	5.000	08/01/25	660	785,426
Revenue, Transportation Infrastructure, Series A	5.000	09/01/24	270	314,113
				3,248,160
Delaware 0.7%
Delaware State Economic Development Authority,
Revenue, Aspira Charter School, Series A	3.250	06/01/26	800	834,824
Revenue, Newark Charter School, Series A, Rfdg	2.800	09/01/26	385	394,409
				1,229,233
District of Columbia 2.9%
District of Columbia Friendship Public Charter School, Revenue	3.550	06/01/22	495	507,637
District of Columbia KIPP Charter School,
Revenue, KIPP Project, Series B, Rfdg	5.000	07/01/27	145	175,324
Revenue, Rfdg (Escrowed to Maturity Date 07/01/23)(ee)	5.000	07/01/23	275	292,826
Metropolitan Washington Airports Authority,
Revenue, AMT, Rfdg	5.000	10/01/26	2,000	2,432,260
Revenue, Series A, AMT, Rfdg	5.000	10/01/30	1,485	1,894,355
				5,302,402
Florida 8.9%
City of Tallahassee,
Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/23	255	289,647
Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/25	550	656,398

Cityplace Community Development District, Special Assessment, Rfdg	5.000	05/01/20	740	747,437
County of Broward FL Airport System, Revenue, Series B, AMT, Rfdg	5.000	10/01/28	1,000	1,249,280
Florida Development Finance Corp., Revenue, Virgin Trains USA Pass, Series A, AMT, Rfdg, (Mandatory Put Date 01/01/24), 144A	6.250	01/01/49	1,000	958,680
Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg	4.000	04/01/21	40	41,264

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Greater Orlando Aviation Authority,
Revenue, Jet Blue Airways Corp., Rfdg	5.000%	11/15/26	500	$ 538,850
Revenue, Sub-Series A, AMT, Rfdg	5.000	10/01/26	790	957,290
Lakewood Ranch Stewardship District,
Special Assessment	4.000	05/01/21	370	373,904
Special Assessment	4.250	05/01/25	300	310,032
Special Assessment	4.250	05/01/26	250	262,298
Special Assessment	4.625	05/01/27	500	535,070

Martin County Industrial Development Authority, Revenue, Indiantown Co-Generation LP, Rfdg, 144A	3.950	12/15/21	250	252,423
Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg	4.000	05/01/27	1,000	1,113,370
Orange County Health Facilities Authority,
Revenue, Orlando Healthcare, Inc., Series A, Rfdg	5.000	10/01/23	150	170,469
Revenue, Orlando Regional Healthcare, NATL, Series C, Rfdg (Escrowed to Maturity Date 10/01/21)(ee)	6.250	10/01/21	40	42,203

Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750	06/01/24	450	497,997
Pinellas County Industrial Development Authority, Revenue, 2017 Foundation for Global Understanding, Inc.	5.000	07/01/29	500	588,110
Village Community Development District No. 04, Special Assessment, Revenue, Rfdg	4.125	05/01/21	95	95,825
Village Community Development District No. 05, Phase I, Special Assessment, Revenue, Rfdg	3.000	05/01/21	150	151,215
Village Community Development District No. 06,
Special Assessment, Revenue, Rfdg	3.000	05/01/20	190	190,158
Special Assessment, Revenue, Rfdg	3.000	05/01/21	160	160,491
Special Assessment, Revenue, Rfdg	4.000	05/01/26	240	270,672
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg	3.000	05/01/20	890	893,159
Special Assessment, Revenue, Rfdg	4.000	05/01/21	1,195	1,227,181
Special Assessment, Revenue, Rfdg	4.000	05/01/24	1,525	1,644,941
Special Assessment, Revenue, Rfdg	4.000	05/01/25	940	1,026,630
Special Assessment, Revenue, Rfdg	4.000	05/01/26	285	310,867

Village Community Development District No. 10, Special Assessment, Revenue	4.500	05/01/23	210	223,761
Village Community Development District No. 12,
Special Assessment, Revenue	2.875	05/01/21	330	330,614
Special Assessment, Revenue, 144A	3.250	05/01/23	250	256,240
				16,366,476

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia 4.5%
Atlanta Development Authority, Revenue, Senior Healthcare Facilities, Georgia Proton Treatment Center, Series A-1	6.000%	01/01/23	300	$ 303,933
Burke County Development Authority,
Revenue, Georgia Power Co. Plant Vogtle Project, (Mandatory Put Date 05/25/23)	2.250	10/01/32	250	254,620
Revenue, Georgia Power Co. Plant Vogtle Project, Rfdg, (Mandatory Put Date 08/22/24)	1.700	12/01/49	1,000	996,720
Revenue, Oglethorpe Power Corp., Series V, Rfdg, (Mandatory Put Date 02/01/25)	3.250	11/01/45	500	524,040
Main Street Natural Gas, Inc.,
Revenue, Series B, (Mandatory Put Date 09/01/23), 1 Month LIBOR + 0.750%	1.895(c)	04/01/48	1,000	1,004,160
Revenue, Series B, (Mandatory Put Date 12/01/24)	4.000	08/01/49	1,000	1,116,200
Revenue, Series C (Mandatory Put Date 09/01/26)	4.000	03/01/50	1,000	1,129,710
Revenue, Sub-Series C, (Mandatory Put Date 12/01/23)	4.000	08/01/48	1,000	1,091,970

Municipal Electric Authority of Georgia, Power Revenue, Series HH, Rfdg	5.000	01/01/29	1,000	1,219,060
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000	04/01/22	625	678,931
				8,319,344
Guam 0.4%
Antonio B Won Pat International Airport Authority, Revenue, Series A, AMT, Rfdg	5.000	10/01/23	180	201,796
Territory of Guam, GO, AMT	5.000	11/15/31	490	576,632
				778,428
Idaho 0.6%
County of Nez Perce, Revenue, Rfdg	2.750	10/01/24	1,000	1,043,060
Illinois 18.4%
Chicago Board of Education,
Series A, GO, AMBAC, Rfdg	5.500	12/01/23	360	399,715
Series A, GO, Rfdg	4.000	12/01/20	500	509,135
Series A, GO, Rfdg	4.000	12/01/27	500	552,145
Series A, GO, Rfdg, CABs	2.940(s)	12/01/26	500	411,010

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Chicago Board of Education, (cont’d.)
Series C, GO, Rfdg	5.000%	12/01/22	1,500	$ 1,624,650
Series F, GO, Rfdg	5.000	12/01/20	405	416,101
Series F, GO, Rfdg	5.000	12/01/22	1,000	1,083,100

Chicago O’Hare International Airport, Revenue, Series C, AMT, Rfdg	5.000	01/01/23	200	220,644
Chicago Transit Authority, Revenue, Federal Transit Administration Section 530, AGM, Rfdg	5.000	06/01/22	1,630	1,709,218
City of Chicago,
Series 2003 B, GO, Rfdg	5.000	01/01/23	370	399,112
Series A, GO	5.000	01/01/20	200	200,000
Series A, GO, Rfdg (Escrowed to Maturity Date 01/01/24)(ee)	5.000	01/01/24	335	335,677
Series C, GO, Rfdg	5.000	01/01/20	250	250,000
Series C, GO, Rfdg	5.000	01/01/22	1,020	1,074,325
City of Chicago Wastewater Transmission,
Revenue, Second Lien	4.000	01/01/20	1,120	1,120,000
Revenue, Second Lien	5.000	01/01/25	445	474,303
Revenue, Second Lien, Series C, Rfdg	5.000	01/01/22	990	1,053,310
City of Chicago Waterworks,
Revenue, Second Lien Project, Rfdg	4.000	11/01/21	375	390,589
Revenue, Second Lien, Rfdg	4.000	11/01/20	1,065	1,085,310
Revenue, Second Lien, Rfdg	4.000	11/01/24	110	116,668
Revenue, Second Lien, Rfdg	5.000	11/01/20	385	395,491
Revenue, Second Lien, Rfdg	5.000	11/01/22	750	817,515

City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000	03/01/22	300	322,497
County of Cook, Series A, GO, Rfdg	5.000	11/15/23	1,000	1,124,410
Illinois Finance Authority, Revenue, Presbyterian Homes, Series B, Rfdg, (Mandatory Put Date 05/01/21), 1 Month LIBOR + 1.350%	2.546(c)	05/01/36	500	505,475
Illinois State Toll Highway Authority,
Revenue, Series C, Rfdg	5.000	01/01/28	2,125	2,648,536
Senior Revenue Bonds, Series A, Rfdg	5.000	01/01/28	1,080	1,346,080
Railsplitter Tobacco Settlement Authority,
Revenue	5.000	06/01/24	590	678,512
Revenue	5.375	06/01/21	705	744,494

Regional Transportation Authority, Revenue, NATL, Series A, Rfdg	5.500	07/01/25	760	919,281

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
State of Illinois,
GO	5.000%	02/01/22	200	$ 212,638
GO	5.000	05/01/23	110	120,099
GO, AGM, Rfdg	4.000	01/01/20	525	525,000
GO, Rfdg	5.000	02/01/21	750	777,345
Revenue, Junior Series D, BAM, Rfdg	5.000	06/15/25	1,325	1,533,555
Revenue, Rfdg	5.000	06/15/24	705	771,594
Series 2010, GO, AGM, Rfdg	5.000	01/01/20	200	200,000
Series A, GO	4.000	01/01/22	75	78,119
Series A, GO	4.000	01/01/23	360	374,044
Series A, GO	5.000	04/01/20	455	459,109
Series B, GO, Rfdg	5.250	01/01/21	715	741,033
Series D, GO	5.000	11/01/23	1,685	1,852,236
Series D, GO	5.000	11/01/26	1,000	1,143,640
Series D, GO	5.000	11/01/27	1,500	1,734,540

University of Illinois, Revenue, Series A, Rfdg	5.000	04/01/26	425	495,078
				33,945,333
Indiana 1.1%
City of Rockport, Revenue, Power Co. Project, Series A, Rfdg	3.050	06/01/25	500	536,980
City of Whiting Environmental Facilities, Revenue, BP Products N.A., AMT, Rfdg, (Mandatory Put Date 06/05/26)	5.000	12/01/44	500	590,680
Gary Chicago International Airport Authority, Revenue, AMT	5.000	02/01/20	835	837,263
				1,964,923
Iowa 0.9%
Iowa Finance Authority, Revenue, Lifespace communities Inc.	2.875	05/15/49	500	503,355
PEFA, Inc., Revenue, Gas Project, Series A-1, (Mandatory Put Date 09/01/26)	5.000	09/01/49	1,000	1,183,790
				1,687,145

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kentucky 1.8%
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250%	06/01/20	615	$ 623,948
Kentucky Public Energy Authority, National Gas Utility,
Revenue, Series A-1, (Mandatory Put Date 06/01/25)	4.000	12/01/49	1,000	1,114,040
Revenue, Series B, (Mandatory Put Date 01/01/25)	4.000	01/01/49	1,000	1,098,740
Revenue, Series C, (Mandatory Put Date 02/01/28)	4.000	02/01/50	500	571,630
				3,408,358
Louisiana 1.2%
City of New Orleans,
GO, Rfdg	5.000	12/01/22	100	110,656
GO, Rfdg	5.000	12/01/23	150	171,055
City of New Orleans Sewerage Service,
Revenue	5.000	06/01/23	300	334,398
Revenue	5.000	06/01/24	200	228,822
Revenue, Rfdg	5.000	06/01/20	350	355,131

Louisiana Offshore Terminal Authority, Revenue, Loop LLC Project, Series C, Rfdg, (Mandatory Put Date 12/01/23)	1.650	09/01/34	500	500,975
Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation, Rfdg	5.000	05/15/22	265	288,161
Parish of St. John the Baptist, Revenue, Marathon Oil Corp., Rfdg, (Mandatory Put Date 07/01/24)	2.100	06/01/37	200	201,712
				2,190,910
Maryland 0.3%
Frederick County Special Obligation, Urbana Community Development Authorization,
Special Tax, Series A, Rfdg	5.000	07/01/20	100	101,672
Special Tax, Series A, Rfdg	5.000	07/01/21	100	101,669

Maryland Economic Development Corp., Revenue, Transportation Project, Series A, Rfdg	5.000	06/01/24	350	402,416
				605,757
Massachusetts 0.7%
Massachusetts Development Finance Agency,
Revenue, International Charter School, Rfdg	4.000	04/15/20	110	110,638
Revenue, Series A, Rfdg	5.000	07/01/28	500	618,860

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Massachusetts (cont’d.)

Massachusetts Port Authority, Revenue, Series C, AMT, Rfdg	5.000%	07/01/29	500	$ 638,535
				1,368,033
Michigan 0.6%
City of Detroit, GO	5.000	04/01/21	500	515,360
Michigan Finance Authority, Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000	07/01/22	400	436,700
Oakland County Economic Development Corp., Revenue, Roman Catholic Archdiocese, Rfdg	6.500	12/01/20	100	102,954
				1,055,014
Minnesota 0.3%
City of St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Care System Project, Rfdg (Escrowed to Maturity Date 11/15/20)(ee)	5.000	11/15/20	500	516,215
Mississippi 0.6%
Mississippi Business Finance Corp.,
Pollution Control Revenue, Rfdg	3.200	09/01/28	500	513,740
Revenue, Chevron USA, Inc., Series F, FRDD	1.600(cc)	11/01/35	550	550,000
				1,063,740
Missouri 0.7%
Kansas City Industrial Development Authority, Revenue, International Airport Terminal, Series B, AMT	5.000	03/01/29	1,000	1,254,740
Nebraska 0.3%
Central Plains Energy Project, Revenue, Rfdg, (Mandatory Put Date 08/01/25)	4.000	12/01/49	500	559,220

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Nevada 0.4%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000%	07/01/21	500	$ 526,900
State of Nevada Department of Business & Industry, Revenue, Somerset Academy, Series A, 144A	4.500	12/15/29	250	270,948
				797,848
New Jersey 5.2%
New Jersey Building Authority,
Revenue, Series A, Rfdg (Escrowed to Maturity Date 06/15/21)(ee)	5.000	06/15/21	60	63,367
Revenue, Series A, Unrefunded, Rfdg	5.000	06/15/21	625	657,081
New Jersey Economic Development Authority,
Revenue, Continental Airlines, Inc., Rfdg	5.750	09/15/27	700	767,004
Revenue, Port Newark Container, AMT, Rfdg	5.000	10/01/21	500	529,620
Revenue, Series XX, Rfdg	5.000	06/15/22	860	932,421
Revenue, Series XX, Rfdg	5.000	06/15/24	420	478,107
Revenue, State Appropriation, Series B, Rfdg	4.000	11/01/25	150	165,878
New Jersey Health Care Facilities Financing Authority,
Revenue, Holy Name Medical Center, Rfdg	4.500	07/01/20	310	314,944
Revenue, University Hospital, Series A, AGM, Rfdg	5.000	07/01/23	500	563,970
Revenue, Virtua Health, Rfdg	5.000	07/01/21	125	131,970
New Jersey Transportation Trust Fund Authority,
Revenue, Series B, AGM, Rfdg	5.500	12/15/21	175	189,045
Revenue, Transportation Program, Series AA	5.000	06/15/22	455	493,316
Revenue, Transportation System, Rfdg	5.000	12/15/26	500	591,065
Revenue, Transportation System, Series A, Rfdg	5.000	12/15/23	250	281,617

New Jersey Turnpike Authority, Revenue, Series D-1, Rfdg, 1 Month LIBOR + 0.700%	1.900(c)	01/01/24	1,000	1,025,107
South Jersey Transportation Authority,
Revenue, Series A (Escrowed to Maturity Date 11/01/20)(ee)	5.000	11/01/20	45	46,431
Revenue, Series A (Escrowed to Maturity Date 11/01/21)(ee)	5.000	11/01/21	175	187,168
Revenue, Series A, Unrefunded, Rfdg	5.000	11/01/20	55	56,667
Revenue, Series A, Unrefunded, Rfdg	5.000	11/01/21	175	186,557
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/26	380	454,450
Revenue, Series A, Rfdg	5.000	06/01/27	1,200	1,464,276
				9,580,061

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York 3.0%
New York State Energy Research & Development Authority, Revenue, Series B, Rfdg, (Mandatory Put Date 05/01/20)	2.000%	02/01/29	500	$ 501,075
New York Transportation Development Corp.,
Revenue, Delta Air Lines, Inc., AMT	5.000	01/01/27	2,000	2,409,580
Revenue, Terminal One Group Association, AMT, Rfdg	5.000	01/01/22	1,000	1,064,960
Revenue, Terminal One Group Association, AMT, Rfdg	5.000	01/01/23	1,000	1,095,120

Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000	12/01/20	540	557,210
				5,627,945
North Carolina 0.3%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield, Rfdg	5.000	10/01/20	500	507,865
North Dakota 0.3%
Burleigh County Healthcare, St. Alexius Medical Center Project, Revenue, Series A, Rfdg (Escrowed to Maturity Date 07/01/20)(ee)	4.000	07/01/20	500	507,125
Ohio 4.1%
Buckeye Tobacco Settlement Financing Authority,
Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125	06/01/24	2,830	2,833,820
Revenue, Asset-Backed, Senior Turbo, Series A-2	5.875	06/01/30	1,000	1,002,500

Cleveland-Cuyahoga County Port Authority, Revenue, Playhouse Square Foundation Project, Rfdg	5.000	12/01/28	250	280,198
County of Cuyahoga,
Revenue, MetroHealth System, Rfdg	4.000	02/15/29	1,200	1,323,084
Revenue, MetroHealth System, Rfdg	5.000	02/15/25	695	797,617

Lancaster Port Authority, Natural Gas, Revenue, Series A, Rfdg, (Mandatory Put Date 02/01/25)	5.000	08/01/49	250	289,457
Ohio Air Quality Development Authority,
Revenue, American Electric Power Co. Project, Series A, (Mandatory Put Date 10/01/29)	2.400	12/01/38	500	503,365
Revenue, Pratt Paper LLC Project, AMT, 144A	3.750	01/15/28	500	529,080
				7,559,121

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oklahoma 1.4%
Oklahoma Development Finance Authority,
Revenue, University of Oklahoma Medicine Project, Series B	5.000%	08/15/25	800	$ 940,728
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/29	1,100	1,351,020

Tulsa Airports Improvement Trust, Revenue, American Airlines Group, AMT, Rfdg, (Mandatory Put Date 06/01/25)	5.000	06/01/35	250	281,615
				2,573,363
Pennsylvania 5.1%
Allegheny County Hospital Development Authority, Revenue, Allegheny Health Network, Series A, Rfdg	5.000	04/01/27	1,000	1,220,540
Chester County Industrial Development Authority,
Revenue, Renaissance Academy Christian School, Rfdg	3.750	10/01/24	330	347,242
Revenue, Renaissance Academy Christian School, Rfdg	5.000	10/01/34	260	284,994

Commonwealth Financing Authority, Revenue, Tobacco Master Settlement Payment	5.000	06/01/25	1,000	1,176,790
Commonwealth of Pennsylvania,
First Series, GO, Rfdg	5.000	08/15/25	1,000	1,197,660
Series A, Certificate of Participation, Rfdg	5.000	07/01/26	500	606,375

East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000	12/01/23	500	566,915
Montgomery County Industrial Development Authority, Revenue, Exelon Generation Co., Series A, AMT, Rfdg, (Mandatory Put Date 04/01/20)	2.700	10/01/34	1,000	1,002,360
Moon Industrial Development Authority, Revenue, Baptist Homes Society, Rfdg	5.000	07/01/20	165	166,510
Pennsylvania Turnpike Commission,
Revenue, Rfdg	5.000	12/01/29	1,000	1,272,730
Revenue, Series A-2, Rfdg	5.000	12/01/26	685	843,913
Revenue, Sub-Series A	5.000	12/01/29	525	669,107
				9,355,136
Puerto Rico 2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue, Senior Lien, Series A	4.000	07/01/22	1,410	1,412,058

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico (cont’d.)
Puerto Rico Sales Tax Financing Corp.,
Revenue, Series A-1, CABs	3.379%(s)	07/01/27	1,633	$ 1,309,405
Revenue, Series A-1, CABs	3.878(s)	07/01/24	1,304	1,151,054
				3,872,517
Rhode Island 1.5%
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/22	540	582,487
Revenue, Series A, Rfdg	5.000	06/01/24	1,940	2,195,188
				2,777,675
South Carolina 0.2%
South Carolina Public Service Authority, Revenue, Santee Cooper, Series A, Rfdg	5.000	12/01/24	280	299,849
Tennessee 0.5%
Memphis-Shelby County Industrial Development Board, Senior Tax Project, Series A, Rfdg	4.750	07/01/27	650	694,648
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000	02/01/20	270	270,686
				965,334
Texas 10.9%
Austin Convention Enterprises, Inc.,
Revenue, First Tier Convention Center, Series A, Rfdg	5.000	01/01/26	1,500	1,755,885
Revenue, First Tier Convention Center, Series A, Rfdg	5.000	01/01/28	800	949,704
Revenue, Second Tier Convention Center, Series B, Rfdg	5.000	01/01/25	650	734,272

Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg	5.000	07/15/24	500	561,020
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue, Rfdg	5.000	12/01/21	1,000	1,047,370
Central Texas Regional Mobility Authority,
Revenue, Senior Lien, Series A, Rfdg	5.000	01/01/23	610	675,788
Revenue, Sub Lien, Rfdg	5.000	01/01/21	180	186,574

City of Houston Airport System, Revenue, Sub-Series A, AMT, Rfdg	5.000	07/01/25	1,000	1,183,750

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Clifton Higher Education Finance Corp.,
Revenue, Idea Public Schools	3.750%	08/15/22	265	$ 274,741
Revenue, Idea Public Schools (Pre-refunded Date 08/15/21)(ee)	5.500	08/15/31	410	438,376
Revenue, Idea Public Schools, Series B	4.000	08/15/23	610	664,632
Revenue, Idea Public Schools, Series B	5.000	08/15/25	210	248,178

Dallas County Flood Control District No. 1, GO, Rfdg, 144A	5.000	04/01/20	750	755,040
Decatur Hospital Authority, Wise Regional Health Systems,
Revenue, Series A, Rfdg	4.000	09/01/20	200	202,890
Revenue, Series A, Rfdg	5.000	09/01/22	150	162,131
Revenue, Series A, Rfdg	5.000	09/01/23	150	166,160
Gulf Coast Authority,
Revenue, ExxonMobil Project, FRDD	1.640(cc)	09/01/25	2,600	2,600,000
Revenue, ExxonMobil Project, FRDD	1.640(cc)	12/01/25	1,500	1,500,000

Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A	4.000	02/15/22	55	56,373
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000	08/15/22	485	529,930
Lower Neches Valley Authority Industrial Development Corp., Revenue, ExxonMobil Project, Series B, Rfdg, FRDD	1.630(cc)	11/01/29	1,550	1,550,000
New Hope Cultural Education Facilities Finance Corp.,
Revenue, Jubilee Academic Center Project, Series A, 144A	4.250	08/15/27	500	508,395
Revenue, MRC Crestview, Rfdg	4.000	11/15/26	1,060	1,141,016
Revenue, Tarelton St. University Student Housing Project, Series A	4.000	04/01/21	300	306,024

North Texas Tollway Authority, Revenue, Series A, Rfdg	5.000	01/01/21	100	103,807
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000	10/01/29	630	710,508
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series D	6.250	12/15/26	930	1,099,353
				20,111,917

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Utah 1.3%
Salt Lake City Corp. Airport,
Revenue, Series A, AMT	5.000%	07/01/22	300	$ 326,580
Revenue, Series A, AMT	5.000	07/01/26	1,050	1,262,877
Revenue, Series A, AMT	5.000	07/01/28	500	620,855

Utah Charter School Finance Authority, Revenue, Spectrum Academy Project, 144A	4.300	04/15/25	135	135,332
				2,345,644
Vermont 0.0%
Vermont Economic Development Authority, Revenue, Wake Robin Corp. Project, Rfdg	5.000	05/01/21	100	103,091
Virginia 1.3%
Virginia College Building Authority,
Revenue, Green Bond, Marymount University Project, Series B, 144A	5.000	07/01/20	500	506,975
Revenue, Marymount University Project, Series A, Rfdg, 144A	5.000	07/01/20	525	532,324
Virginia Small Business Financing Authority,
Revenue, 95 Express Lanes LLC Project, AMT	5.000	01/01/44	1,000	1,053,120
Revenue, Senior Lien, Express Lanes	4.250	07/01/22	225	240,471
				2,332,890
Washington 0.9%
Port of Seattle, Revenue, Intermediate Lien, AMT	5.000	04/01/29	1,000	1,263,100
Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000	07/01/20	325	331,074
				1,594,174
West Virginia 1.1%
Harrison County Commission, Revenue, Monongahela Power Co., Series A, AMT, Rfdg, (Mandatory Put Date 10/15/21)	3.000	10/15/37	500	511,805

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
West Virginia (cont’d.)
West Virginia Economic Development Authority,
Revenue, Appalachian Power Co., Series A, Rfdg, (Mandatory Put Date 04/01/24)	2.550%	03/01/40	1,000	$ 1,034,740
Revenue, Wheeling Power Co. Mitchell, Series A, AMT, Rfdg, (Mandatory Put Date 04/01/22)	3.000	06/01/37	500	513,130
				2,059,675
Wisconsin 1.0%
Public Finance Authority,
Revenue, Bancroft Neurohealth Project, Series A, 144A	5.000	06/01/23	500	530,480
Revenue, Series E, AMT, Rfdg	5.000	07/01/23	1,210	1,281,511
				1,811,991

TOTAL INVESTMENTS 99.9% (cost $179,110,843)				184,365,956
Other assets in excess of liabilities 0.1%				165,661

Net Assets 100.0%				$ 184,531,617

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guaranty Corp.
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).